Financial risk management - Summary of Derivative Contracts (Details) ton in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) ton	Dec. 31, 2016 USD ($) ton
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	347,451	163,755
Notional amount	$ 130,069	$ 62,424
Fair Value Asset/ (Liability)	3,965	1,593
Loss/(Gain)	$ 3,336	$ (2,297)
Corn | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	(33)	66
Notional amount	$ (3,198)	$ 9,436
Fair Value Asset/ (Liability)	48	46
Loss/(Gain)	$ 361	$ 46
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	83	120
Notional amount	$ 19,195	$ 42,330
Fair Value Asset/ (Liability)	670	(1,171)
Loss/(Gain)	$ (765)	$ (1,170)
Soybean | Buy put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		14
Notional amount		$ 464
Fair Value Asset/ (Liability)		644
Loss/(Gain)		$ 181
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	343,874	17,020
Notional amount	$ 121,072	$ 9,144
Fair Value Asset/ (Liability)	3,231	722
Loss/(Gain)	$ 3,808	$ 64
Sugar | Buy put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		70,510
Notional amount		$ (6,734)
Fair Value Asset/ (Liability)		5,374
Loss/(Gain)		$ 352
Sugar | Sell call
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		54,597
Notional amount		$ 3,058
Fair Value Asset/ (Liability)		(3,219)
Loss/(Gain)		$ (105)
Sugar | Sell put
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	3,572	14,528
Notional amount	$ 83	$ 748
Fair Value Asset/ (Liability)	54	(763)
Loss/(Gain)	$ (30)	$ (1,625)
Ethanol | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton		6,900
Notional amount		$ 3,978
Fair Value Asset/ (Liability)		(40)
Loss/(Gain)		$ (40)
Wheat | Futures
Disclosure of detailed information about financial instruments [line items]
Tons of biological asset | ton	(45)
Notional amount	$ (7,083)
Fair Value Asset/ (Liability)	(38)
Loss/(Gain)	$ (38)